Debt (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [Abstract]
Disclosure of detailed information about debt [Table Text Block]
	December 31, 2025	December 31, 2024
Total debt	$107,066	$92,280

Disclosure of reconciliation of liabilities arising from financing activities [Table Text Block]
		Cash flows
	December 31, 2024	Proceeds	Repayment	December 31, 2025
Total debt	$92,280	$107,015	$(92,229)	$107,066
Total liabilities from financing activities	$92,280	$107,015	$(92,229)	$107,066

		Cash flows
	December 31, 2023	Proceeds	Repayment	December 31, 2024
Total debt	$75,000	$44,355	$(27,075)	$92,280

Disclosure of detailed information about debt credit facilities [Table Text Block]
	Interest rate (p.a.)	Current	Non-current	Total
October 2022 facility	8.51%	$19,288	$-	$19,288
January 2023 facility	8.51%	$10,000	$-	$10,000
September 2023 facility	8.75%	$14,644	$-	$14,644
October 2023 facility	8.95%	$19,525	$-	$19,525
December 2023 facility	10.45%	$9,762	$-	$9,762
Working capital facility	9.05%	$9,016	$-	$9,016
Inventory financing facilities	See below	$18,831	$-	$18,831
August 2025 facility	15.00%	$6,000	$-	$6,000
		$107,066	$-	$107,066